Stock option liabilities (Q2) (Tables)	6 Months Ended
Jan. 31, 2025
Stock option liabilities [Abstract]
Continuity of Derivative Stock Option Liabilities
The following is a continuity of the Company’s derivative stock option liabilities:

Balance as at July 31, 2024	$—
Stock options fair value upon change De-SPAC transaction (Note 4)	330,090
Change in fair value of stock option liabilities	(177,459)
Balance as at January 31, 2025	$152,631